As filed with the Securities and Exchange Commission on November
14, 1995.

1933 ACT REGISTRATION NO. 2-54809
1940 ACT REGISTRATION NO. 811-2598
_________________________________________________________________

                    SECURITIES AND EXCHANGE COMMISSION

                          Washington, D.C. 20549

                                 FORM N-1A

                    REGISTRATION STATEMENT UNDER THE
                         SECURITIES ACT OF 1933

                  Post-Effective Amendment No. 52 ( X )

                                   and

                    REGISTRATION STATEMENT UNDER THE
                     INVESTMENT COMPANY ACT OF 1940

                         Amendment No. 35 ( X )


                    GOLDMAN SACHS MONEY MARKET TRUST
           (Exact name of registrant as specified in charter)


                            4900 Sears Tower
                         Chicago, Illinois 60606
                (Address of principal executive offices)

                              800-621-2550
                     (Registrant's Telephone Number)

                                   with a copy to:
Michael J. Richman                 Ernest V. Klein
Goldman Sachs Asset Management     Hale and Dorr
85 Broad Street                    60 State Street
New York, New York  10004          Boston, Massachusetts  02109

(name and address of agent for service)

It is proposed that this filing will become effective
(check appropriate box)

( X ) immediately upon filing pursuant to paragraph (b) of Rule 485

(   )     on (date) pursuant to paragraph (b) of Rule 485

(   )     60 days after filing pursuant to paragraph (a)(i) of
          Rule 485 or earlier upon acceleration of the effective date by the Commission

(   )     on (date) pursuant to paragraph (a)(i) of Rule 485

(   )     75 days after filing pursuant to paragraph (a)(ii) of
          Rule 485 or earlier upon acceleration of the effective date by the Commission

(   )     on (date) pursuant to paragraph (a)(ii) of Rule 485


                              Proposed       Proposed
Title of                      Maximum        Aggregate  Amount
Securities     Amount of      Offering       Maximum    of
Being          Units Being    Price Per      Offering   Registration
Registered     Registered     Unit           Price      Fee
___________________________________________________________________
Units of       2,900,000,000  $1.00   (1) $2,900,000,000    $580,000
Beneficial
Interest
_______________________________________________________

(1) Registrant elects to calculate the maximum aggregate offering price pursuant to Rule 24e-2. 2,900,000,000 units at $1.00 per unit multiplied by 1/50 of 1% (the filing fee in effect on November 14, 1995).

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of securities under the Securities Act of 1933. Registrant filed a Rule 24f-2 Notice for most recent fiscal year on February 24, 1995. Registrant continues its election to register an indefinite number of units of beneficial interest pursuant to Rule 24f-2 under the Investment
Company Act of 1940, as amended.
______________________________________________________________________

                        GOLDMAN SACHS MONEY MARKET TRUST
                                  FST SHARES
                           OF FINANCIAL SQUARE FUNDS

                             CROSS REFERENCE SHEET
                          Items Required by Form N-1A

Item Number in Part A           Prospectus Caption

1.  Cover Page                  Cover Page

2.  Synopsis                    An Introduction to the
                                Funds; Shareholder and Fund
                                Expenses

3.  Condensed Financial         Financial Highlights
    Information

4.  General Description         An Introduction to the
    of Registrant               Funds; Investment
                                Objective and Policies of
                                Financial Square Prime
                                Obligations Fund; Investment
                                Objective and Policies of
                                Financial Square Money Market
                                Fund; Investment Objective and
                                Policies of Financial Square
                                Treasury Obligations Fund;
                                Investment Objective and
                                Policies of Financial Square
                                Government Fund; Investment
                                Objective and Policies of
                                Financial Square Tax-Free Money
                                Market Fund; Investment
                                Objective and Policies of
                                Financial Square Municipal Money
                                Market Fund; Description of
                                Securities and Investment
                                Techniques;Investment
                                Limitations; Organization and
                                Shares of the Trust

5.  Management of the Fund      Management; Organization and
                                Shares of the Trust

6.  Capital Stock and           Purchase of Shares; Reports to
    Other Securities            Shareholders; Distributions;
                                Taxes; Organization and Shares
                                of the Trust

7.  Purchase of Securities      Purchase of Shares; Exchanges;
    Being Offered               Net Asset Value; Other
                                Securities

8.  Redemption or Repurchase    Redemption of Shares

9.  Pending Legal Proceedings   Not Applicable


                                Statement of Additional
Item Number in Part B           Information Caption

10. Cover Page                  Cover Page

11. Table of Contents           Table of Contents


12. General Information         Organization and Capitalization
    and History

13. Investment Objectives       Investment Policies and
    and Policies                Practices of the Funds;
                                Investment Limitations

14. Management of the Fund      Trustees and Officers; the
                                Adviser, Administrator,
                                Distributor and Transfer Agent

15. Control Persons and         Trustees and Officers; the
                                Principal Holders Adviser,
                                Administrator, of Securities
                                Distributor and Transfer Agent
                                Organization and Capitalization

16. Investment Advisory         The Adviser, Administrator,
    Other Services              Distributor and Transfer Agent;
                                Portfolio Transactions;
                                Custodian and Subcustodian;
                                Independent Accountants

17. Brokerage Allocation        Portfolio Transactions

18. Capital Stock and           Organization and Capitalization
    Other Securities

19. Purchase, Redemption and    Net Asset Value;

                                Pricing of Securities
                                Redemptions

                                Being Offered

20. Tax Status                  Tax Information

21. Underwriters                The Adviser, Administrator,
                                Distributor and Transfer Agent

22. Calculation of              Calculation of Yield Quotations
    Performance Data

23. Financial Statements        Financial Statements

                        GOLDMAN SACHS MONEY MARKET TRUST
                           FST ADMINISTRATION SHARES
                           OF FINANCIAL SQUARE FUNDS

                             CROSS REFERENCE SHEET
                          Items Required by Form N-1A


Item Number in Part A         Prospectus Caption

1.  Cover Page                  Cover Page

2.  Synopsis                    An Introduction to the
                                Funds; Shareholder and
                                Fund Expenses

3.  Condensed Financial         Financial Highlights
    Information

4.  General Description         An Introduction to the
    of Registrant               Funds; Investment
                                Objective and Policies of
                                Financial Square Prime
                                Obligations Fund;
                                Investment Objective and
                                Policies of Financial Square
                                Money Market Fund; Investment
                                Objective and Policies of
                                Financial Square Treasury
                                Obligations Fund; Investment
                                Objective and Policies of
                                Financial Square Tax-Free Money
                                Market Fund; Investment
                                Objective and Policies of
                                Financial Square Municipal Money
                                Market Fund; Description of
                                Securities and Investment
                                Techniques;Investment
                                Limitations; Organization and
                                Shares of the Trust

5.  Management of the Fund      Management; Organization   and
                                Shares of the Trust

6.  Capital Stock and           Purchase of Shares; Reports to
    Other Securities            Shareholders; Distributions;
                                Taxes; Administration;
                                Organization and Shares of
                                the Trust

7.  Purchase of Securities      Purchase of Shares; Exchanges;
                                Net Asset Value
                                Other Securities

8.  Redemption or Repurchase    Redemption of Shares

9.  Pending Legal Proceedings   Not Applicable


                                Statement of Additional
Item Number in Part B           Information Caption

10. Cover Page                  Cover Page

11. Table of Contents           Table of Contents

12. General Information         Organization and Capitalization
    and History

13. Investment Objectives       Investment Policies and
    and Policies                Practices of the Funds;
                                Investment Limitations

14. Management of the Fund      Trustees and Officers;
                                The Adviser, Administrator,
                                Distributor and Transfer Agent

15. Control Persons and         Trustees and Officers;
    Principal Holders           The Adviser, Administrator,
    of Securities               Distributor and Transfer Agent
                                Organization and Capitalization

16. Investment Advisory         The Adviser, Administrator,
    Other Services              Distributor and Transfer Agent;
                                Portfolio Transactions;
                                Custodian and Subcustodian;
                                Independent Accountants

17. Brokerage Allocation        Portfolio Transactions

18. Capital Stock and           Organization and Capitalization;
    Other Securities            Administration Plan

19. Purchase, Redemption and    Net Asset Value;
    Pricing of Securities       Redemptions
    Being Offered

20. Tax Status                  Tax Information

21. Underwriters                The Adviser, Administrator,
                                Distributor and Transfer Agent

22. Calculation of              Calculation of Yield Quotations
    Performance Data

23. Financial Statements        Financial Statements

                        GOLDMAN SACHS MONEY MARKET TRUST
                               FST SERVICE SHARES
                           OF FINANCIAL SQUARE FUNDS

                             CROSS REFERENCE SHEET
                          Items Required by Form N-1A


Item Number in Part A         Prospectus Caption

1.  Cover Page                  Cover Page

2.  Synopsis                    An Introduction to the
                                Funds; Shareholder and
                                Fund Expenses

3.  Condensed Financial         Financial Highlights
    Information

4.  General Description         An Introduction to the
    of Registrant               Funds; Investment
                                Objective and Policies of
                                Financial Square Prime
                                Obligations Fund;
                                Investment Objective and
                                Policies of Financial Square
                                Money Market Fund; Investment
                                Objective and Policies of
                                Financial Square Treasury
                                Obligations Fund; Investment
                                Objective and Policies of
                                Financial Square Tax-Free Money
                                Market Fund; Investment
                                Objective and Policies of
                                Financial Square Municipal Money
                                Market Fund; Description of
                                Securities and Investment
                                Techniques;Investment
                                Limitations; Organization and
                                Shares of the Trust

5.  Management of the Fund      Management; Organization and
                                Shares of the Trust

6.  Capital Stock and           Purchase of Shares; Reports to
    Other Securities            Shareholders; Distributions;
                                Taxes; Additional Services;
                                Organization and Shares
                                of the Trust

7.  Purchase of Securities      Purchase of Shares; Exchanges;
    Being Offered               Net Asset Value

8.  Redemption or Repurchase    Redemption of Shares

9.  Pending Legal Proceedings   Not Applicable


                                Statement of Additional
Item Number in Part B           Information Caption

10. Cover Page                  Cover Page

11. Table of Contents           Table of Contents

12. General Information         Organization and Capitalization
    and History

13. Investment Objectives       Investment Policies and
    and Policies                Practices of the Funds;
                                Investment Limitations

14. Management of the Fund      Trustees and Officers; The
                                Adviser, Administrator,
                                Distributor and Transfer Agent

15. Control Persons and         Trustees and Officers; The
    Principal Holders           Adviser, Administrator,
    of Securities               Distributor and Transfer Agent
                                Organization and Capitalization

16. Investment Advisory         The Adviser, Administrator,
    Other Services              Distributor and Transfer Agent;
                                Portfolio Transactions;
                                Custodian and Subcustodian;
                                Independent Accountants

17. Brokerage Allocation        Portfolio Transactions

18. Capital Stock and           Organization and Capitalization;
    Other Securities            Additional Services

19. Purchase, Redemption and    Net Asset Value;
    Pricing of Securities       Redemptions
    Being Offered

20. Tax Status                  Tax Information

21. Underwriters                The Adviser, Administrator,
                                Distributor and Transfer Agent

22. Calculation of              Calculation of Yield Quotations
    Performance Data

23. Financial Statements        Financial Statements

                        GOLDMAN SACHS MONEY MARKET TRUST
                                   ILA UNITS
            OF GOLDMAN SACHS--INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

                             CROSS REFERENCE SHEET
                          Items Required by Form N-1A


Item Number in Part A         Prospectus Caption

1.  Cover Page                  Cover Page

2.  Synopsis                    An Introduction to the
                                Funds; Shareholder and
                                Fund Expenses

3.  Condensed Financial         Financial Highlights
    Information

4.  General Description         An Introduction to the
    of Registrant               Funds; Investment
                                Objective and Policies of
                                Prime Obligations Portfolio;
                                Investment Objective and
                                Policies of Money Market
                                Portfolio; Investment Objective
                                and Policies of Treasury
                                Obligations Portfolio;
                                Investment Objective and
                                Policies of Federal Portfolio;
                                Investment Objective and
                                Policies of Tax-Exempt
                                Diversified Portfolio;
                                Investment Objective and
                                Policies of Treasury Instruments
                                Portfolio; Investment Objective
                                and Policies of Tax-Exempt California
                                Portfolio; Investment Objective
                                and Policies of Tax-Exempt New
                                York Portfolio; Description of
                                Securities and Investment
                                Techniques; Investment
                                Limitations; Organization and
                                Shares of the Trust

5.  Management of the Fund      Management; Organization and
                                Shares of the Trust

6.  Capital Stock and           Purchase of Units; Reports to
    Other Securities            Unitholders; Distributions;
                                Taxes; Organization and Units of
                                the Trust

7.  Purchase of Securities      Purchase of Units; Exchanges;
    Being Offered               Net Asset Value; Other
                                Securities

8.  Redemption or Repurchase    Redemption of Units

9.  Pending Legal Proceedings   Not Applicable


                                Statement of Additional
Item Number in Part B           Information Caption

10. Cover Page                  Cover Page

11. Table of Contents           Table of Contents

12. General Information         Organization and Capitalization
    and History

13. Investment Objectives       Investment Policies and
    and Policies                Practices of the Funds;
                                Investment Limitations

14. Management of the Fund      Trustees and Officers; The
                                Adviser, Administrator,
                                Distributor and Transfer Agent

15. Control Persons and         Trustees and Officers; The
    Principal Holders           Adviser, Administrator,
    of Securities               Distributor and Transfer Agent
                                Organization and Capitalization

16. Investment Advisory         The Adviser, Administrator,
    Other Services              Distributor and Transfer Agent;
                                Portfolio Transactions;
                                Custodian and Subcustodian;
                                Independent Accountants

17. Brokerage Allocation        Portfolio Transactions

18. Capital Stock and           Organization and Capitalization;
    Other Securities            Additional Services

19. Purchase, Redemption and    Net Asset Value;
    Pricing of Securities       Redemptions
    Being Offered

20. Tax Status                  Tax Information


21. Underwriters                The Adviser, Administrator,

              Distributor and Transfer Agent

22. Calculation of              Calculation of Yield Quotations
    Performance Data

23. Financial Statements        Financial Statements

                        GOLDMAN SACHS MONEY MARKET TRUST
                            ILA ADMINISTRATION UNITS
            OF GOLDMAN SACHS--INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

                             CROSS REFERENCE SHEET
                          Items Required by Form N-1A


Item Number in Part A         Prospectus Caption

1.  Cover Page                  Cover Page

2.  Synopsis                    An Introduction to the
                                Funds; Shareholder and
                                Fund Expenses

3.  Condensed Financial         Financial Highlights
    Information

4.  General Description         An Introduction to the
    of Registrant               Funds; Investment
                                Objective and Policies of
                                Prime Obligations Portfolio;
                                Investment Objective and
                                Policies of Money Market
                                Portfolio; Investment Objective and
                                Policies of Treasury
                                Obligations Portfolio;
                                Investment Objective and
                                Policies of Federal Portfolio;
                                Investment Objective and
                                Policies of Tax-Exempt
                                Diversified Portfolio;
                                Investment Objective and
                                Policies of Treasury Instruments
                                Portfolio; Investment Objective
                                and Policies of Tax-Exempt California
                                Portfolio; Investment Objective
                                and Policies of Tax-Exempt New
                                York Portfolio; Description of
                                Securities and Investment
                                Techniques; Investment
                                Limitations; Organization and
                                Shares of the Trust

5.  Management of the Fund      Management; Organization and
                                Shares of the Trust

6.  Capital Stock and           Purchase of Units; Reports to
    Other Securities            Unitholders; Distributions;
                                Taxes; Organization and Units of
                                the Trust

7.  Purchase of Securities      Purchase of Units; Exchanges;
    Being Offered               Net Asset Value; Other
                                Securities

8.  Redemption or Repurchase    Redemption of Units

9.  Pending Legal Proceedings   Not Applicable


                                Statement of Additional
Item Number in Part B           Information Caption

10. Cover Page                  Cover Page

11. Table of Contents           Table of Contents

12. General Information         Organization and Capitalization
    and History

13. Investment Objectives       Investment Policies and
    and Policies                Practices of the Funds;
                                Investment Limitations

14. Management of the Fund      Trustees and Officers; The
                                Adviser, Administrator,
                                Distributor and Transfer Agent

15. Control Persons and         Trustees and Officers; The
    Principal Holders           Adviser, Administrator,
    of Securities               Distributor and Transfer Agent
                                Organization and Capitalization

16. Investment Advisory         The Adviser, Administrator,
    Other Services              Distributor and Transfer Agent;
                                Portfolio Transactions;
                                Custodian and Subcustodian;
                                Independent Accountants

17. Brokerage Allocation        Portfolio Transactions

18. Capital Stock and           Organization and Capitalization;
    Other Securities            Additional Services

19. Purchase, Redemption and    Net Asset Value;
    Pricing of Securities       Redemptions
    Being Offered

20. Tax Status                  Tax Information


21. Underwriters                The Adviser, Administrator,

              Distributor and Transfer Agent

22. Calculation of              Calculation of Yield Quotations
    Performance Data

23. Financial Statements        Financial Statements

                        GOLDMAN SACHS MONEY MARKET TRUST
                               ILA SERVICE UNITS
            OF GOLDMAN SACHS--INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

                             CROSS REFERENCE SHEET
                          Items Required by Form N-1A


Item Number in Part A         Prospectus Caption

1.  Cover Page                  Cover Page

2.  Synopsis                    An Introduction to the
                                Funds; Shareholder and Fund
                                Expenses

3.  Condensed Financial         Financial Highlights
    Information

4.  General Description         An Introduction to the
    of Registrant               Funds; Investment
                                Objective and Policies of
                                Prime Obligations Portfolio;
                                Investment Objective and
                                Policies of Money Market
                                Portfolio; Investment Objective
                                and Policies of Treasury
                                Obligations Portfolio;
                                Investment Objective and
                                Policies of Federal Portfolio;
                                Investment Objective and
                                Policies of Tax-Exempt
                                Diversified Portfolio;
                                Investment Objective and
                                Policies of Treasury Instruments
                                Portfolio; Investment Objective
                                and Policies of Tax-Exempt California
                                Portfolio; Investment Objective
                                and Policies of Tax-Exempt New
                                York Portfolio; Description of
                                Securities and Investment
                                Techniques; Investment
                                Limitations; Organization and
                                Shares of the Trust

5.  Management of the Fund      Management; Organization and
                                Shares of the Trust

6.  Capital Stock and           Purchase of Units; Reports to
    Other Securities            Unitholders; Distributions;
                                Taxes; Organization and Units of
                                the Trust

7.  Purchase of Securities      Purchase of Units; Exchanges;
    Being Offered               Net Asset Value; Other
                                Securities

8.  Redemption or Repurchase    Redemption of Units

9.  Pending Legal Proceedings   Not Applicable


                                Statement of Additional
Item Number in Part B           Information Caption

10. Cover Page                  Cover Page

11. Table of Contents           Table of Contents

12. General Information         Organization and Capitalization
    and History

13. Investment Objectives       Investment Policies and
    and Policies                Practices of the Funds;
                                Investment Limitations

14. Management of the Fund      Trustees and Officers; The
                                Adviser, Administrator,
                                Distributor and Transfer Agent

15. Control Persons and         Trustees and Officers; The
    Principal Holders           Adviser, Administrator,
    of Securities               Distributor and Transfer Agent
                                Organization and Capitalization

16. Investment Advisory         The Adviser, Administrator,
    Other Services              Distributor and Transfer Agent;
                                Portfolio Transactions;
                                Custodian and Subcustodian;
                                Independent Accountants

17. Brokerage Allocation        Portfolio Transactions

18. Capital Stock and           Organization and Capitalization;
    Other Securities            Additional Services

19. Purchase, Redemption and    Net Asset Value;
    Pricing of Securities       Redemptions
    Being Offered

20. Tax Status                  Tax Information


21. Underwriters                The Adviser, Administrator,

              Distributor and Transfer Agent

22. Calculation of              Calculation of Yield Quotations
    Performance Data

23. Financial Statements        Financial Statements

                          PART C.   OTHER INFORMATION


ITEM 24  Financial Statements and Exhibits.

(a) Financial Statements --

Included in the Prospectus:

    Financial Highlights for the Financial Square Treasury
    Obligations Fund, Financial Square Prime Obligations Fund,
    Financial Square Government Fund, Financial Square Money Market Fund and Financial Square Tax-Free Money Market Fund
    (collectively, the "Financial Square Funds") for the period ended December 31, 1994 (audited)

    Financial Highlights for the Treasury Obligations Portfolio, Treasury Instruments Portfolio, Prime Obligations Portfolio, Federal Portfolio, Government Portfolio, Money Market Portfolio, Tax-Exempt Diversified Portfolio, Tax-Exempt California Portfolio and Tax-Exempt New York Portfolio for the period ended December 31, 1994 (audited)

Incorporated by Reference into the Statement of Additional
Information:

    Statements of Investments for the Financial Square Treasury Obligations, Financial Square Prime Obligations, Financial Square Government, Financial Square Money Market, Financial Square Tax-Free Money Market Funds, as of December 31, 1994 (audited),

    Statements of Investments for the Treasury Obligations Portfolio, Treasury Instruments Portfolio, Prime Obligations Portfolio, Federal Portfolio, Government Portfolio, Money Market Portfolio, Tax-Exempt Diversified Portfolio, Tax-Exempt California Portfolio and Tax-Exempt New York Portfolio for the period ended December 31, 1994 (audited),

    Statements of Assets and Liabilities for the Financial Square
    Treasury Obligations, Financial Square Prime Obligations,
    Financial Square Government, Financial Square Money Market and Financial Square Tax-Free Money Market Funds, as of December 31, 1994 (audited),

    Statements of Assets and Liabilities for the Treasury Obligations Portfolio, Treasury Instruments Portfolio, Prime Obligations Portfolio, Federal Portfolio, Government Portfolio, Money Market Portfolio, Tax-Exempt Diversified Portfolio, Tax-Exempt California Portfolio and Tax-Exempt New York Portfolio for the period ended December 31, 1994 (audited),

    Statements of Operations for the Financial Square Treasury
    Obligations, Financial Square Prime Obligations, Financial Square Government, Financial Square Money Market and Financial Square
 Tax-Free Money Market Funds, as of  December 31, 1994 (audited),

    Statements of Operations for the Treasury Obligations Portfolio, Treasury Instruments Portfolio, Prime Obligations Portfolio, Federal Portfolio, Government Portfolio, Money Market Portfolio, Tax-Exempt Diversified Portfolio, Tax-Exempt California Portfolio and Tax-Exempt New York Portfolio for the period ended December 31, 1994 (audited),

    Statements of Changes in Net Assets for the Financial Square
    Treasury Obligations, Financial Square Prime Obligations,
    Financial Square Government, Financial Square Money Market and Financial Square Tax-Free Money Market Funds, as of December 31, 1994 (audited),

    Statements of Changes in Net Assets for the Treasury
    Obligations Portfolio, Treasury Instruments Portfolio, Prime Obligations Portfolio, Federal Portfolio, Government Portfolio,
    Money Market Portfolio, Tax-Exempt Diversified   Portfolio, Tax-
    Exempt California Portfolio and Tax-Exempt New York Portfolio for the period ended December 31, 1994 (audited),

    Financial Highlights for the Financial Square Treasury
    Obligations, Financial Square Prime Obligations, Financial Square Government, Financial Square Money Market and Financial Square Tax-Free Money Market Funds, as of December 31, 1994 (audited),

    Financial Highlights for the Treasury Obligations Portfolio, Treasury Instruments Portfolio, Prime Obligations Portfolio, Federal Portfolio, Government Portfolio, Money Market Portfolio, Tax-Exempt Diversified Portfolio, Tax-Exempt California Portfolio and Tax-Exempt New York Portfolio for the period ended December 31, 1994 (audited),

    Notes to Financial Statements.

All other financial statements, schedules and historical financial information have been omitted as the subject matter is not required, not present, or not present in amounts sufficient to require submission.

(b) Exhibits

The following exhibits are incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form S-5 (Reference A), to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form S-5 (Reference B), to Registrant's Proxy Statement dated May 6, 1981 (Reference C), to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1 (Reference D), to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1 (Reference E), to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1 (Reference F), to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1 (Reference G), to
 Post-Effective Amendment No. 30 to Registrant's Registration

Statement on Form N-1 (Reference H), to Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (Reference I), to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (Reference J), to Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (Reference K), to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (Reference L), to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (Reference M), to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (Reference N), to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (Reference O), to Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (Reference P), to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (Reference Q), to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (Reference R), to Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A (Reference S), Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (Reference T), Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (Reference U), Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (Reference V), Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (Reference W), Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (Reference X), Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (Reference Y)and Post-Effective Amendment No.51 to Registrant's Registration Statement on Form N-1A (Reference Z).




1(a).    Agreement and Declaration of Trust (Reference A).

1(b).    Form of Amendment to Agreement and Declaration of Trust
         (Reference D).

1(c).    Form of Amendment to Agreement and Declaration of Trust
         (Reference F).

1(d). Form of Amendment to Agreement and Declaration of Trust regarding the Money Market Portfolio (Reference M).

1(e). Form of Amendment to Agreement and Declaration of Trust regarding the Federal Portfolio (Reference P).

1(f). Form of Amendment to Agreement and Declaration of Trust regarding Tax-Exempt Diversified Portfolio and Tax-Exempt California Portfolio (Reference Q).

1(g). Form of Amendment to Agreement and Declaration of Trust regarding Treasury Instruments, Tax-Exempt New Jersey and Tax-Exempt New York Portfolios (Reference S).

1(h). Amendment to Agreement and Declaration of Trust regarding Financial Square Prime Obligations, Financial Square Treasury Obligations, Financial Square Government, Financial Square Tax-Free Money Market, Financial Square Money Market, Financial Square Municipal Money Market and Financial Square Federal Funds (Reference Y).

1(i).    Form of Amendment to Agreement and Declaration of
         Trust regarding Financial Square Prime Rated Money
         Market Fund (Reference Z).

2(a).    By-Laws, filed as Exhibit 1(b) (Reference A).

2(b).    Amendment to Section 3.5 of By-Laws (Reference E).

2(c).    Amendment to Section 6.3 of By-Laws dated September 1, 1983
         (Reference H).

2(d).    Amendment to Section 2.4 of By-Laws (Reference J).

2(e).    Amendment to Section 3.7 of the By-Laws (Reference K).

4(a). Specimen certificates for the Prime Obligations Units and Government Units filed as Exhibit 2 (Reference B).

4(b).    Specimen certificate for the Treasury Obligations Units
         (Reference F)

4(c) Specimen certificate for Goldman Sachs--Institutional Liquid Assets (Reference U)

5(b). Form of Advisory Agreement between Registrant and Goldman, Sachs & Co., filed as Exhibit A (Reference C).

5(c).    Form of consent pursuant to paragraph 1 of the Advisory
         Agreement between Registrant and Goldman, Sachs & Co.
         regarding the Treasury Obligations Portfolio (Reference F).

5(d). Consent dated June 20, 1987 to change in duties under the Advisory Agreement and Distribution Agreement between
         Registrant and Goldman, Sachs & Co. (Reference M).

5(e). Form of consent pursuant to paragraph 1 of each of the Advisory Agreement and Distribution Agreement between
         Registrant and Goldman, Sachs & Co. regarding the Money
         Market Portfolio (Reference M).

5(f). Form of consent pursuant to paragraph 1 of each of the Advisory Agreement and Distribution Agreement between
         Registrant and Goldman, Sachs & Co. regarding the Federal Portfolio (Reference P).

5(g).    Form of consent pursuant to paragraph 1 of each Advisory
         Agreement and Distribution Agreement between Registrant and Goldman,

         Sachs & Co. regarding the Tax-Exempt Diversified and Tax-Exempt California Portfolios (formerly series of Goldman Sachs--Institutional Tax-Exempt Assets). (Reference R).

5(h). Advisory Agreement between Registrant and Goldman, Sachs & Co. (Reference S).

5(i).    Form of consent pursuant to paragraph 1 of each Advisory
         Agreement and Distribution Agreement regarding Treasury
         Instruments, Tax-Exempt New Jersey and Tax-Exempt New York Portfolio (Reference S).

5(j). Investment Advisory Agreement between the Registrant on behalf of the Financial Square Prime Obligations Fund and Goldman Sachs Asset Management (Reference Y).

5(k).    Investment Advisory Agreement on behalf of the Financial
         Square Treasury Obligations Fund and Goldman Sachs Asset
         Management (Reference Y).

5(l). Investment Advisory Agreement between the Registrant on behalf of the Financial Square Government Fund and Goldman Sachs Asset Management (Reference Y).

5(m). Investment Advisory Agreement between the Registrant on behalf of Financial Square Money Market Fund and Goldman
         Sachs Asset Management (Reference Y).

5(n). Investment Advisory Agreement between the Registrant on behalf of the Financial Square Tax-Free Money Market Fund and Goldman Sachs Asset Management (Reference Y).

5(o). Form of Investment Advisory Agreement between the Registrant on behalf of the Financial Square Municipal Money Market
         Fund and Goldman Sachs Asset Management (Reference X).

5(p). Investment Advisory Agreement between the Registrant on behalf of the Financial Square Federal Fund and Goldman
         Sachs Asset Management (Reference Y).

5(q).     Form of Investment Advisory Agreement between the
          Registrant on behalf of the Financial Square Prime
          Rated Money Market Fund and Goldman Sachs Asset Management (Reference Z).

6(b).     Form of Distribution Agreement between Registrant and
          Goldman, Sachs & Co., filed as Exhibit B (Reference C).

6(c). Distribution Agreement between Registrant and Goldman, Sachs & Co. (Reference S).

6(d).     Distribution Agreement between Registrant and Goldman,
          Sachs & Co. (Reference Y).

8(a). Custodian Agreement between Registrant and State Street Bank and Trust Company, filed as Exhibit 1(e) (Reference B).

8(b). Letter-agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company pertaining to the fees payable by Registrant pursuant to the Custodian
          Agreement, filed as Exhibit 8(c) (Reference E).

8(c). Amendment dated May 28, 1981 to the Custodian Agreement referred to above as Exhibit 8(a) (Reference F).

8(d). Letter Agreement dated June 14, 1984 between Registrant and State Street Bank and Trust Company pertaining to a change in wire charges under the Custodian Agreement, filed as
          Exhibit 8(f) (Reference I).

8(e). Letter Agreement dated March 21, 1985 between Registrant and State Street Bank and Trust Company pertaining to the creation of a joint repurchase agreement account, filed as
          Exhibit 8(g) (Reference I).

8(f). Letter Agreement dated March 28, 1983 between Registrant and State Street Bank and Trust Company pertaining to the latter's designation of Bank of America, N.T. and S.A. as its subcustodian and certain other matters, filed as Exhibit 8(d) (Reference F).

8(g). Letter Agreement dated November 7, 1985, with attachments, between Registrant and State Street Bank and Trust Company authorizing State Street Bank and Trust Company to permit redemption of units by check, filed as Exhibit 8(h)
          (Reference J).

8(h). Money Transfer Services Agreement dated November 14, 1985, including attachment, between Registrant and State Street Bank and Trust Company pertaining to transfers of funds on deposit with State Street Bank and Trust Company, filed as
          Exhibit 8(i) (Reference J).

8(i). Letter Agreement dated November 27, 1985 between Registrant and State Street Bank and Trust Company amending the
          Custodian Agreement (Reference J).

8(j). Letter Agreement dated July 22, 1986 between Registrant and State Street Bank and Trust Company pertaining to a change in wire charges (Reference K).

8(k). Wiring Agreement dated June 20, 1987 among Goldman, Sachs & Co., State Street Bank and Trust Company and The Northern Trust Company (Reference M).

8(l). Letter Agreement dated June 20, 1987 between Registrant and State Street Bank and Trust Company amending the Custodian Agreement (Reference M).

8(m). Letter Agreement dated June 20, 1987 regarding use of checking account between Registrant and The Northern Trust Company (Reference M).

8(n). Letter Agreement dated May 1, 1988 between Registrant and State Street Bank and Trust Company amending the Custodian Agreement (Reference N).

8(p). Form of Letter Agreement between Registrant and State Street Bank and Trust Company pertaining to the latter's designation of Security Pacific National Bank as its sub-custodian and certain other matters (Reference O).

8(q). Amendment dated July 19, 1988 to the Custodian Agreement between Registrant and State Street Bank and Trust Company (Reference O).

8(r).     Amendment dated September 15, 1988 to the Custodian
          Agreement between Registrant and State Street Bank and Trust Company (Reference O).

9. Administration Agreement between the Registrant and Goldman Sachs Asset Management (Reference Y).
15(a).    Administration Plan Agreement (Reference Y).

15(b).    Service Plan (Reference Y).

15(c).    Form of Preferred Administration Plan (Reference Z).

15(d).    Form of Preferred Administration Plan Agreement (Reference
          Z).

16.       Schedule for Computation of Performance Data (Reference V).

17(a).    Powers of Attorney from Paul C. Nagel, Jr., Robert A.
          Friedman, and Jackson W. Smart (Reference K).

17(b). Powers Of Attorney from James P. Gorter, Robert P. Mayo, and Stephen H. Hopkins each dated January 24, 1989 (Reference
          O).

17(c). Form of Transfer Agency Agreement dated May 1, 1988 between Registrant and Goldman, Sachs & Co. and schedule of fees pertaining thereto (Reference N).

17(d).    Power of Attorney from Messrs. Wells, Nagel, Springer,
          Strubel, Mayo, Smart, Bakhru, Corzine, Hopkins, Gilman and Shuch dated February 11, 1992 (Reference T).

17(e).    Power of Attorney from Messr. Surloff dated January 25, 1994
          (Reference W).

The following exhibits are filed herewith:

10.       Opinion of Counsel

Item 25.  Persons Controlled by or under Common Control with
          Registrant.

Not Applicable.

Item 26.  Number of Holders of Securities (as of November 13, 1995)

                                                  Number of
Title of Class                                 Record Holders

Treasury Obligations Portfolio                      2203
Treasury Instruments Portfolio                      1052
Federal Portfolio                                   4733
Government Portfolio                                4007
Prime Obligations Portfolio                         3007
Money Market Portfolio                              2880
Tax-Exempt Diversified Portfolio                    3369
Tax-Exempt California Portfolio                     1373
Tax-Exempt New York Portfolio                        371
Financial Square Treasury Obligations Fund          1068
Financial Square Prime Obligations Fund             1615
Financial Square Government Fund                     557
Financial Square Money Market Fund                   706
Financial Square Tax-Free Money Market Fund          352
Financial Square Municipal Money Market Fund           0

Item 27. Indemnification.

Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of the Registrant's trustees and officers under certain circumstances. A copy of such Agreement and Declaration of Trust was filed with the Commission as Exhibit 1(a) to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form S-5.

Paragraph 7 of the Advisory Agreement between the Registrant on behalf of all Portfolios other than the Financial Square Funds, and Goldman, Sachs & Co. provides for indemnification of Goldman, Sachs & Co. by the Registrant under certain circumstances. A copy of such Agreement was filed with the Commission as Exhibit 5(h) to Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A.

Section 7 of the Transfer Agency Agreement between Registrant on behalf of all Portfolios other than the Financial Square Funds, and Goldman, Sachs & Co. provides for indemnification of Goldman, Sachs & Co. by the Registrant under certain circumstances. A copy of such Agreement was filed as Exhibit 17(j) to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A.

Mutual fund and Trustees and officers liability policies purchased jointly by the Registrant, Goldman Sachs Trust, Financial Square Trust, Goldman Sachs Equity Portfolios, Inc., Paragon Portfolio, Trust for Credit Unions, The Benchmark Funds and Goldman, Sachs & Co., insure such persons and their respective trustees, partners, officers and employees, subject to the policies' coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission misstatement, misleading statement, neglect or breach of duty.

Item 28.  Business and Other Connections of Investment Advisor.

The business and other connections of the officers and general partners who have direct responsibility for the asset management division of Goldman, Sachs & Co. are listed on the Uniform Application for Investment Adviser Registration ("Form ADV") of Goldman, Sachs & Co. (No. 801-16048), Goldman Sachs Funds Management, L.P. (No. 801-37591), and Goldman Sachs Assets Management International (No. 801-38157) as applicable. These Form ADVs, the texts of which are hereby incorporated by reference, are currently on file with the Commission.

Item 29.  Principal Underwriters.

(a) Goldman, Sachs & Co. or an affiliate of a division thereof currently serves as investment adviser to and distributor of the units or shares of Goldman Sachs Money Market Trust, Goldman Sachs Equity Portfolios, Inc., Goldman Sachs Trust, Trust for Credit Unions and Paragon Treasury Money Market Fund. Goldman, Sachs & Co., or a division thereof currently serves as administrator to and distributor of the units or shares of The Benchmark Funds, Paragon Portfolio and The Commerce Funds.

(b) Set forth below is certain information pertaining to the general partners of Goldman, Sachs & Co., Registrant's principal underwriter. Each of the following persons is a general partner of Goldman, Sachs & Co. and, except for Mr. Ford does not hold a position with Registrant. Mr. Ford is a Trustee of Registrant.

                         GOLDMAN SACHS GENERAL PARTNERS


     Name and Principal                 Name and Principal
     Business Address                   Business Address

     Jon Corzine, Chairman (1)(2)
     Roy J. Zuckerberg (2)              Hideo Ishihara (10)
     David M. Silfen (2)                Oki Matsumoto Inc. (2)
     Eugene V. Fife (7)                 Richard M. Hayden (2)
     Robert J. Hurst (2)                Armen A. Avanessians (2)
     Paul M. Achleitner (7)             Howard C. Katz (2)
     Joel S. Beckman (2)                Peter K. Barker (9)
     Eric S. Dobkin (2)                 David W. Blood (7)
     Willard J. Overlock, Jr. (2)       Henry M. Paulson, Jr.(8)
     Jonathan L. Cohen (2)              Zachariah Cobrinik (7)
     Frederic B. Garonzik (7)           Kevin W. Kennedy (2)
     William C. Landreth (11)           Daniel M. Neidich (2)
     Gary D. Cohn (7)                   Edward Spiegel (2)
     Fischer Black (5)                  Christopher A. Cole (2)
     Robert F. Cummings, Jr. (2)        Henry Cornell (13)
     Angelo De Caro (7)                 Robert V. Delaney (2)
     Steven G. Einhorn (2)              Joseph DellaRosa (2)
     J. Michael Evans (7)               David B. Ford (2)
     David M. Leuschen (2)              Lawton W. Fitt (2)
     Michael R. Lynch (2)               Michael D. McCarthy (2)
     Donald C. Opatrny, Jr. (7)         Joseph D. Gatto (2)
     Peter C. Gerhard (2)               Thomas E. Tuft (2)
     Robert J. Katz (1) (2)             Michael P. Mortara (2)
     Nomi P. Ghez (2)                   Lloyd C. Blankfein (2)
     David T. Hamamoto (2)              John P. Curtin, Jr. (2)
     Gavyn Davies (7)                   Dexter D. Earle (2)
     John Ehara (10)                    Christopher Flowers (2)
     Gary Gensler (2)                   Walter H. Haydock (15)
     Charles T. Harris, III (2)         Thomas J. Healey (2)
     Stephen Hendel (2)                 Robert E. Higgins (2)
     Ernest S. Liu (2)                  David L. Henle (2)
     Eff W. Martin (11)                 Charles B. Mayer, Jr. (2)
     Michael J. O'Brien (7)             Mark Schwartz (2)
     Stephen M. Semlitz (2)             Robert K. Steel (7)
     Francis J. Ingrassia (2)           John A. Thain (2)
     John L. Thornton (7)               Scott B. Kapnick (7)
     Bracebridge H. Young, Jr. (10)     Joseph R. Zimmel (2)
     Barry L. Zubrow (2)                Gary L. Zwerling (2)
     Jon R. Aisbitt (7)                 Andrew M. Alper (2)
     William J. Buckley (2)             Frank L. Coulson, Jr. (2)
     Connie Duckworth (8)               Richard A. Friedman (2)
     Alan R. Gillespie (7)              John H. Gleberman (2)
     Jacob D. Goldfield (2)             Steven M. Heller (2)
     Ann F. Kaplan (2)                  Robert S. Kaplan (10)
     Peter D. Kiernan, III (2)          Kevin M. Kelly (2)
     T. Willem Mesdag (7)               Gaetano J. Muzio (2)
     Robin Neustein (2)                 Timothy J. O'Neill (2)
     Scott M. Pinkus (2)                John J. Powers (2)
     Stephen D. Quinn (2)               Arthur J. Reimers,III (7)

     James P. Riley, Jr. (2)            Richard A. Sapp (7)
     John C. Keinert (2)                Donald F. Textor (2)
     Thomas B. Walker, III (2)          Patrick J. Ward (10)
     Jeffrey M. Weingarten (7)          Jon Winkelried (2)
     Richard E. Witten (2)              Gregory K. Palm (7)
     Carlos A. Cordeiro (7)             John O. Downing (7)
     W. Mark Evans (7)                  Michael D. Fascitelli (2)
     Sylvain M. Hefes (7)               Reuben Jeffrey, III (2)
     Lawrence H. Linden (2)             Jun Makihara (9)
     Masanori Mochida (10)              Robert B. Morris,III (11)
     Philip D. Murphy (14)              Suzanne M. Johnson (9)
     Terence M. O'Toole (2)             Carl G.E. Palmstierna (7)
     Michael G. Rantz (2)               J. David Rogers (10)
     Joseph Sassoon (7)                 Peter Savitz (10)
     Charles B. Seelig, Jr. (2)         Ralph F. Severson (11)
     Gene T. Sykes (9)                  Gary A. Syman (10)
     Leslie C. Tortora (2)              John L. Townsend, III (2)
     Lee G. Vance (7)                   David A. Viniar (2)
     John S. Weinberg (2)               Peter A. Weinberg (2)
     Laurence M. Weiss (2)              George W. Wellde, Jr. (2)
     Jaime E. Yordan (2)                Sharmin Mossavar-
     Jonathan L. Kolatch (2)              Rahmani (5)
     Peter S. Kraus (2)                 Robert Litterman (2)
     Jonathan M. Lopatin (2)            Thomas J. Macirowski (2)
     Peter G. Mallinson (13)            Oki Matsumoto (10)
     E. Scott Mead (7)                  Eric M. Mindich (2)
     Steven T. Mnuchin (2)              Thomas K. Montag (2)
     Edward A. Mule (2)                 Kipp M. Nelson (7)
     Christopher K. Norton (14)         Robert J. O'Shea (2)
     Wiet H. Pot (7)                    Jack L. Salzman (2)
     Eric S. Schwartz (2)               Michael F. Schwerin (2)
     Richard S. Sharp (7)               Richard G. Sherlund (2)
     Michael S. Sherwood (7)            Cody J. Smith (2)
     Daniel W. Stanton (2)              Esta E. Stecher (2)
     Frederic E. Steck (11)             Byron D. Trott (8)
     Barry S. Volpert (2)               Peter S. Wheeler (13)
     Anthony G. Williams (7)            Gary W. Williams (2)
     Tracy R. Wolstencroft (4)          Danny O. Yee (13)
     Michael J. Zamkow (2)              Mark A. Zurack (2)

(1)  Management Committee
(2)  85 Broad Street, New York, NY  10004
(3)  Mellon Bank Center, 1735 Market Street, 26th Floor,
    Philadelphia, PA 19103
(4)  100 Crescent Court, Suite 1000, Dallas, TX 75201
(5)  One New York Plaza, New York, NY 10004
(6)  1000 Louisiana Street, Suite 550, Houston, TX 77002
(7)  Peterborough Court, 133 Fleet Street, London EC4A 2BB,
     England
(8)  4900 Sears Tower, Chicago, IL 60606
(9)  333 South Grand Avenue, Suite 1900, Los Angeles, CA 90071
(10) ARK Mori Bldg.,10th Floor, 12-32 Akasaka, 1-chome, Minato-ku, Tokyo 107, Japan

(11) 555 California Street, 31st Floor, San Francisco, CA 94104

(12) Exchange Place, 53 State Street, 13th Floor, Boston, MA
     02109
(13) Asia Pacific Finance Tower, 35th Floor, Citibank Plaza, 3
     Garden Road, Hong Kong
(14) Finanz GmbH, MesseTurm, 60308 Frankfurt am Main 1, Germany
(15)     Munsterhof 4, 8022, Zurich, Switzerland
 (c) Not Applicable.

Item 30. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended and the rules thereunder will be maintained (1) at the offices of the Registrant at 4900 Sears Tower, Chicago, Illinois 60606 and (2) at the offices of the Registrant's Custodian, State Street Bank and Trust Company, at 225 Franklin Street, Boston, MA 02110.

Item 31. Management Services.

    Not Applicable.

Item 32. Undertakings.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effecetiveness of this Post-Effective Amendment No. 52 pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 52 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 14th day of November, 1995.

                         GOLDMAN SACHS MONEY MARKET TRUST


                              By: /S/MICHAEL J. RICHMAN
                               Michael J. Richman, Secretary

Pursuant to the requirements of the Securities Act of 1933, the Post-Effective Amendment No. 50 to the Registration Statement has been signed below by the following persons in the capacities indicated on March 2, 1995.


Name                          Title               Date

*MARCIA L. BECK     President and Trustee    November 14, 1995
Marcia L. Beck

*SCOTT M. GILMAN         Treasurer           November 14, 1995
Scott M. Gilman

*ASHOK N. BAKHRU         Trustee             November 14, 1995
Ashok N. Bakhru

*DAVID FORD              Trustee             November 14, 1995
David Ford

*PAUL C. NAGEL, JR.      Trustee             November 14, 1995
Paul C. Nagel, Jr.

*JACKSON W. SMART, JR.   Trustee             November 14, 1995
Jackson W. Smart, Jr.

*WILLIAM H. SPRINGER     Trustee             November 14, 1995
William H. Springer

*RICHARD P. STRUBEL      Trustee             November 14, 1995
Richard P. Strubel

By: /S/MICHAEL J. RICHMAN
               Michael J. Richman
               * Attorney-in-fact

Index to E xhibits

10. Opinion of Counsel